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                              BINGHAM McCUTCHEN LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                 January 3, 2003

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:     CitiFunds Premium Trust (filing relates
                 to Citi Premium Liquid Reserves
                 and Citi Premium U.S. Treasury Reserves)
                 (File Nos. 33-28844 and 811-05812)

Ladies and Gentlemen:

         On behalf of CitiFunds Premium Trust, a Massachusetts business trust, (the "Trust"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 17 to the Trust's registration statement on Form N-lA (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on December 23, 2002, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8029 or Mari Wilson at (617) 951-8381 with any comments or questions relating to this filing.

                                          Sincerely,

                                          /s/ Michelle R. Kohlmeier

                                              Michelle R. Kohlmeier